Goodwill and intangible assets - Impairment testing (Details) - USD ($) $ in Millions		Dec. 31, 2023	Oct. 01, 2023	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	[1]	$ 12,487		$ 11,419		$ 11,169
HSBC UK Bank plc | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying amount			$ 11,167
Value in use			27,933
Europe | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying amount					$ 15,215
Value in use					46,596
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 4,323		$ 4,156
Goodwill | HSBC UK Bank plc | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets			$ 2,597
Discount rate			10.40%
Growth rate beyond initial cash flow			2.00%
Goodwill | Europe | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets					$ 2,643
Discount rate					9.90%
Growth rate beyond initial cash flow					2.00%
Goodwill | Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets			$ 1,599		$ 1,464

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.